RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Relationships
The table below sets forth related parties having transactions for the years ended December 31, 2014, 2015 and 2016, or balances as of December 31, 2015 and 2016 with the Group.

Company name	Relationship with the Group
Hesine Technologies International Worldwide Inc. (“Hissage”)	An equity investee of the Group

Beijing Hesine Ruizhi Technology Co., Ltd. (“Hesine Ruizhi”)	An equity investee of the Group
RPL Holdings Limited (“RPL”)	The Company’s parent company
Beijing Wangnuo Xingyun Technology Co., Ltd. (“Wangnuo Xingyun”)	A company over which one of the Company’s senior management has significant influence
Symbol Media (HK) Limited (“Symbol”)	An equity investee of the Group
Zhijian Fengyun (Beijing) Technology Co., Ltd. (“Zhijian”)	An equity investee of the Group
Showself (Beijing) Co., Ltd. (“Showself”)	An equity investee of the Group before May 15, 2014, and subsequently a subsidiary of the Group
Inmotion Technologies Co., Ltd. (“Inmotion”)	A company over which one of the Company’s senior management has significant influence before December 2014
Shanghai Launcher Software Technology Co. (“Launcher”)	An equity investee of the Group before February 29,2016 and subsequently a subsidiary of the Group
Asia Smart Media Inc. (“Asia Smart”)	An equity investee of the Group
Beijing Yuanxin Technology Co., Ltd. (“Yuanxin”)	A company over which one of the Company’s senior management has significant influence
Beijing Linjia Technology Co., Ltd. (“Linjia”)	An equity investee of the Group
Tianjin Yieryi Technology Co., Ltd. (“Yieryi”)	An equity investee of the Group

DoFun Ltd. (“DoFun”)	An equity investee of the Group

Details of Related Party Balances and Main Transactions
(1)	Amount due from related parties

	As of December 31,
	2015	2016
Nature and Company	US$	US$
Loan guaranteed by RPL (a)	372	342
Interest-free loans to Hissage	791	779
Prepayment to Zhijian	185	—
Interest-free loans to Launcher	228	—
Interest-free loans to Asia Smart (e)	2,000	—
Interest-free loans to Hesine Ruizhi	—	280
Receivable from Yuanxin	—	7
Receivable from Linjia	—	14

(2)	Amount due to related parties

	As of December 31,
	2015	2016
Nature and Company	US$	US$
Accounts payable due to Zhijian	5	5
Deposit by Wangnuo Xingyun	—	62
Accounts payable to Launcher	39	—
Consideration payable of acquiring Yieryi	—	1,442
Receipt in advance from Wangnuo Xingyun	—	729
Consideration payable of acquiring DoFun	—	650

(3)	Main transactions with related parties

	For the years ended December 31,
	2014	2015	2016
Nature and Company	US$	US$	US$
Commission revenue and enterprise product revenue recognized from Wangnuo Xingyun (b)	5,362	1,533	1,152
Operating Lease to Hissage	63	—	—
Advertising revenue recognized from Showself (c)	30	—	—
Advertising expense recognized from InMotion (d)	163	—	—
Cost related to Launcher	—	123	—
Advertising revenue recognized from Linjia(f)	—	—	742
Revenue recognized from Yuanxin	—	—	45

(a)
Prior to 2014, the Group made interest-free housing loans to 19 employees with original amount of approximately US$1,010. In 2014, the Group made interest-free housing loans of US$49 (RMB300). The total housing loans are guaranteed by RPL. These loans are repaid with a fixed amount each month over the term of contracts, which are usually five, ten or fifteen years. The Group discounted the future repayments of the loans at a rate the Company would charge to an employee as if the employee were to get a loan from a third-party and recorded separately as current and non-current portion. As of December 31, 2016, housing loans recorded as other current assets and other non-current assets were US$57 and US$285, respectively.

(b)
In 2014, the Group recognized commission revenue and enterprise product revenue from Wangnuo Xingyun. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2014. As of December 31, 2014, the Group received US$6,537 deposit from Wangnuo Xingyun for the purpose of purchasing enterprise products, which was repaid to Wangnuo Xingyun in 2015. The Group recognized US$1,533 and US$1,152 enterprise product revenue from Wangnuo Xingyun for the year ended December 31, 2015 and 2016, respectively.

(c)	The Group promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue before the acquisition date, sequentially eliminated upon consolidation.
(d)
In 2014, the Group entered into an agreement with Inmotion to purchase their sensor controlled vehicles for market promotion. No related party transaction recorded with Inmotion in the year of 2015 and 2016.

(e)	In 2015, the Group made interest-free loan to Asia Smart amounting to US$2,000 as financial support to Asia Smart. 100% provision was made as of December 31, 2016.
(f)	In 2016, the Group recognized advertising revenue of US$742 from Linjia through Wanpu Century.